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                                 United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F Cover Page

Report for the Nine Months Ended September 30, 2012

Check here if Amendment [_]: Amendment Number: ______

This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                       OPUS INVESTMENT MANAGEMENT, INC.
                              440 Lincoln Street
                                  Worcester,
                                      MA
                                     01653



Form 13F File Number: 028-05067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Ann K. Tripp
President
508-855-3856


Signature, Place and Date Signing:

/s/ Ann K. Tripp
--------------------------
Ann K. Tripp
Worcester,
MA

11/06/2012
Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 76        number of line items
Form 13F Information Table Value Total: 293,030   thousands
List of Other Included Managers:        None

OPUS INVESTMENT MANAGEMENT
FORM 13F FILE NUMBER: 028-05067
SEPTEMBER 30, 2012

                          FORM 13F INFORMATION TABLE

                                                                                                              Voting authority
Name of                                                   Value   Shrs or                 Investment  Other   ----------------
Issuer                          Title of class  CUSIP    (x$1000) prn amt SH/PRN Put/Call discretion Managers Sole Shared None
------                          -------------- --------- -------- ------- ------ -------- ---------- -------- ---- ------ ----
Column 1                           Column 2    Column 3  Column 4        Column 5          Column 6  Column 7     Column 8
--------                        -------------- --------- -------- ----------------------- ---------- -------- ----------------
Abbott Labs                          COM       002824100   3211    46824    SH               Sole
AGL Resources Inc.                   COM       001204106   4374   106924    SH               Sole
Altria Group Inc                     COM       02209S103   2854    85459    SH               Sole
Ameren Corporation                   COM       023608102   4368   133687    SH               Sole
American Electric Power Compan       COM       025537101   4741   107885    SH               Sole
AT&T Inc                             COM       00206R102   3778   100221    SH               Sole
Atmos Energy Corp                    COM       049560105   3597   100484    SH               Sole
Bristol-Myers Squibb Co.             COM       110122108   2969    87958    SH               Sole
Campbell Soup                        COM       134429109    923    26500    SH               Sole
CenterPoint Energy Inc               COM       15189T107   3832   179900    SH               Sole
Cincinnati Financial Corp.           COM       172062101   1780    47000    SH               Sole
Cliffs Natural Resources Inc         COM       18683K101    978    25000    SH               Sole
Clorox Co.                           COM       189054109   4014    55700    SH               Sole
CMS Energy Corp.                     COM       125896100   2592   110095    SH               Sole
Conagra Inc.                         COM       205887102   3986   144500    SH               Sole
Conoco Phillips                      COM       20825C104   3380    59100    SH               Sole
Consolidated Edison, Inc.            COM       209115104   4049    67601    SH               Sole
Dominion Resources                   COM       25746U109   3471    65566    SH               Sole
Dr Pepper Snapple Group              COM       26138E109    957    21500    SH               Sole
DTE Energy Co.                       COM       233331107   3518    58699    SH               Sole
Duke Energy Corp                     COM       26441C204   4375    67521    SH               Sole
Dupont E.I. De Nemours               COM       263534109   1986    39500    SH               Sole
Emerson Electric Co.                 COM       291011104   2028    42000    SH               Sole
Entergy Corp. New                    COM       29364G103   4046    58395    SH               Sole
Exelon Corp.                         COM       30161N101   3737   105010    SH               Sole

  Federated Investors Inc - CL B  COM 314211103 2387 115373 SH    Sole
  Firstenergy Corp                COM 337932107 3429  77743 SH    Sole
  General Electric Company        COM 369604103 1567  69000 SH    Sole
  HCA Holdings Inc.               COM 40412C101 2203  66259 SH    Sole
  Heinz (H.J.) & Co.              COM 423074103 2608  46610 SH    Sole
  Integrys Energy Group Inc       COM 45822P105 4406  84409 SH    Sole
  Intel Corp.                     COM 458140100 1123  49600 SH    Sole
  Johnson & Johnson               COM 478160104 4069  59057 SH    Sole
  Kellogg Co                      COM 487836108 2175  42100 SH    Sole
  Kimberly-Clark Corp.            COM 494368103 2929  34149 SH    Sole
  Kraft Foods Inc.                COM 50075N104 1866  45126 SH    Sole
  Leggett & Platt, Inc.           COM 524660107 3274 130707 SH    Sole
  Lockheed Martin Corp            COM 539830109 3623  38800 SH    Sole
  Merck & Co Inc                  COM 58933Y105 3357  74428 SH    Sole
  Metlife Inc                     COM 59156R108    0     10 SH    Sole
  Microchip Technology Inc        COM 595017104 1768  54000 SH    Sole
  National Westminster Bank PLC   PFD 638539882 5886 235000 SH    Sole
  Newtek Business Services, Inc.  COM 652526104   22  12000 SH    Sole
  Nextera Energy Inc.             COM 65339F101 2266  32214 SH    Sole
  Nisource Inc                    COM 65473P105 2320  91076 SH    Sole
  NV Energy Inc                   COM 67073Y106 1963 109000 SH    Sole
  Paychex Inc.                    COM 704326107 4138 124318 SH    Sole
  People's United Financial       COM 712704105 3149 259428 SH    Sole
  PEPCO Holdings, Inc.            COM 713291102 4133 218674 SH    Sole
  Pfizer Inc                      COM 717081103 4106 165222 SH    Sole
  PG&E Corp                       COM 69331C108 3656  85676 SH    Sole
  Pinnacle West Capital           COM 723484101 2860  54153 SH    Sole
  Pitney Bowes, Inc.              COM 724479100  806  58340 SH    Sole
  PPL Corporation                 COM 69351T106 2326  80094 SH    Sole
  Proctor & Gamble                COM 742718109 3478  50150 SH    Sole
  Public Svc Enterprise Grp, Inc  COM 744573106 4509 140127 SH    Sole
  Raytheon Corp                   COM 755111507 2801  49000 SH    Sole
  Resolute Forest Products        COM 76117W109  211  16219 SH    Sole
  Reynolds American Inc           COM 761713106 2569  59284 SH    Sole
  RPM, Inc.                       COM 749685103 2134  74770 SH    Sole
  Safeway Inc                     COM 786514208  319  19800 SH    Sole

SCANA Corporation        COM             80589M102  2697   55879 SH    Sole
Southern Co.             COM             842587107  4380   95019 SH    Sole
Sysco Corp.              COM             871829107  3340  106800 SH    Sole
TECO Energy Inc          COM             872375100  4291  241900 SH    Sole
Time Warner Cable Inc    CL A            88732J207   175    1844 SH    Sole
Vanguard                 EMR MKT ETF     922042858 42755 1024800 SH    Sole
Vanguard                 TOT STK MKT ETF 922908769 16527  224400 SH    Sole
Vanguard                 VALUE ETF       922908744 17416  296600 SH    Sole
VANGUARD MSCI EAFE ETF   ETF             921943858  7680  233600 SH    Sole
Vectren Corporation      COM             92240G101  4119  144004 SH    Sole
Verizon Communications   COM             92343V104  3794   83266 SH    Sole
Waste Management Inc     COM             94106L109  3763  117306 SH    Sole
Westar Energy Inc.       COM             95709T100  2642   89071 SH    Sole
Wisconsin Power & Light  COM             018802108  3428   78989 SH    Sole
Xcel Energy Inc          COM             98389B100  2043   73709 SH    Sole